Taxes On Income (Schedule Of Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 44,095	$ 34,693	$ 24,348
Current taxes: Foreign	14,454	10,246	13,254
Taxes on income, current	58,549	44,939	37,602
Adjustment for previous years: Domestic	(18,630)	(903)	(5,753)
Adjustment for previous years: Foreign	8	(455)	(1,905)
Adjustment for previous years, total	(18,622)	(1,358)	(7,658)
Deferred income tax: Domestic	4,605	1,842	(3,831)
Deferred income tax: Foreign	1,085	812	(489)
Deferred income tax expense (benefit), total	5,690	2,654	(4,320)
Domestic	30,070	35,632	14,764
Foreign	15,547	10,603	10,860
Actual tax expenses	$ 45,617	$ 46,235	$ 25,624